Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,207,629	31,899	84,083	455	84,538	84,498	740	85,238
Interest rate	17,895,349	177,006	183,668	1,208	184,876	175,095	2,031	177,126
Equities	1,077,347	—	9,053	—	9,053	11,237	—	11,237
Credit	345,644	—	4,744	—	4,744	5,597	—	5,597
Commodity and other	93,245	—	1,523	—	1,523	2,038	—	2,038
Gross total fair values	27,619,214	208,905	283,071	1,663	284,734	278,465	2,771	281,236
Offset (Note 30)					(41,739)			(41,739)
At 31 Dec 2019	27,619,214	208,905	283,071	1,663	242,995	278,465	2,771	239,497

Foreign exchange	7,552,462	29,969	85,959	458	86,417	82,494	653	83,147
Interest rate	24,589,916	163,271	155,293	1,080	156,373	154,257	2,261	156,518
Equities	1,256,550	—	10,198	—	10,198	10,750	—	10,750
Credit	346,596	—	3,414	—	3,414	3,776	—	3,776
Commodity and other	74,159	—	1,134	—	1,134	1,355	—	1,355
Gross total fair values	33,819,683	193,240	255,998	1,538	257,536	252,632	2,914	255,546
Offset (Note 30)					(49,711)			(49,711)
At 31 Dec 2018	33,819,683	193,240	255,998	1,538	207,825	252,632	2,914	205,835

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	24,980	—	161	—	161	766	—	766
Interest rate	48,937	36,769	435	1,406	1,841	1,072	183	1,255
At 31 Dec 2019	73,917	36,769	596	1,406	2,002	1,838	183	2,021

Foreign exchange	16,623	1,120	207	—	207	628	155	783
Interest rate	44,059	38,418	283	217	500	538	838	1,376
At 31 Dec 2018	60,682	39,538	490	217	707	1,166	993	2,159

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	36,769	1,406	183	Derivatives	1,704
At 31 Dec 2019	36,769	1,406	183		1,704

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.

4
The notional amount of non-dynamic fair value hedges is equal to $36,769m, of which the weighted-average maturity date is March 2027 and the weighted-average swap rate is 1.53%. The majority of these hedges are internal to HSBC Group.

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	122,753	1,056	2,208	Derivatives	(1,531)
At 31 Dec 2019	122,753	1,056	2,208		(1,531)

Interest rate[3]	123,551	915	2,123	Derivatives	283
At 31 Dec 2018	123,551	915	2,123		283

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	90,617		1,859		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,304	(7)	Net income from financial instruments held for trading or managed on a fair value basis
	153		4		Loans and advances to banks	5
	1,897		12		Loans and advances to customers	24
		15,206		797	Debt securities in issue	(1,011)
		3,009		39	Deposits by banks	202
At 31 Dec 2019	92,667	18,215	1,875	836		1,524	(7)

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	21,385	455	254	Derivatives	341	341	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	54,253	152	46	Derivatives	195	193	2
At 31 Dec 2019	75,638	607	300		536	534	2

Foreign currency	24,954	295	653	Derivatives	(198)	(200)	2	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	39,720	165	138	Derivatives	(77)	(67)	(10)
At 31 Dec 2018	64,674	460	791		(275)	(267)	(8)

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2019		At 31 Dec 2018
		Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		1,045,475	(8,732)	990,321	(8,625)
– personal		434,271	(3,134)	394,337	(2,947)
– corporate and commercial		540,499	(5,438)	534,577	(5,552)
– non-bank financial institutions		70,705	(160)	61,407	(126)
Loans and advances to banks at amortised cost		69,219	(16)	72,180	(13)
Other financial assets measured at amortised cost		615,179	(118)	582,917	(55)
– cash and balances at central banks		154,101	(2)	162,845	(2)
– items in the course of collection from other banks		4,956	—	5,787	—
– Hong Kong Government certificates of indebtedness		38,380	—	35,859	—
– reverse repurchase agreements – non-trading		240,862	—	242,804	—
– financial investments		85,788	(53)	62,684	(18)
– prepayments, accrued income and other assets	2	91,092	(63)	72,938	(35)
Total gross carrying amount on-balance sheet		1,729,873	(8,866)	1,645,418	(8,693)
Loans and other credit-related commitments		600,029	(329)	592,008	(325)
– personal		223,314	(15)	207,351	(13)
– corporate and commercial		278,524	(307)	271,022	(305)
– non-bank financial institutions		98,191	(7)	113,635	(7)
Financial guarantees		20,214	(48)	23,518	(93)
– personal		804	(1)	927	(1)
– corporate and commercial		14,804	(44)	17,355	(85)
– non-bank financial institutions		4,606	(3)	5,236	(7)
Total nominal amount off-balance sheet	3	620,243	(377)	615,526	(418)
		2,350,116	(9,243)	2,260,944	(9,111)

		Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		355,664	(166)	343,110	(84)

1
The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.

2
Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 262, includes both financial and non-financial assets.

3	Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.

4
Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement

Maximum exposure to credit risk
(Audited)
	2019			2018
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,036,743	(28,524)	1,008,219	981,696	(29,534)	952,162
– personal	431,137	(4,640)	426,497	391,390	(3,679)	387,711
– corporate and commercial	535,061	(21,745)	513,316	529,025	(23,421)	505,604
– non-bank financial institutions	70,545	(2,139)	68,406	61,281	(2,434)	58,847
Loans and advances to banks at amortised cost	69,203	—	69,203	72,167	—	72,167
Other financial assets held at amortised cost	616,648	(28,826)	587,822	585,600	(21,788)	563,812
– cash and balances at central banks	154,099	—	154,099	162,843	—	162,843
– items in the course of collection from other banks	4,956	—	4,956	5,787	—	5,787
– Hong Kong Government certificates of indebtedness	38,380	—	38,380	35,859	—	35,859
– reverse repurchase agreements – non-trading	240,862	(28,826)	212,036	242,804	(21,788)	221,016
– financial investments	85,735	—	85,735	62,666	—	62,666
– prepayments, accrued income and other assets	92,616	—	92,616	75,641	—	75,641
Derivatives	242,995	(232,908)	10,087	207,825	(194,306)	13,519
Total on-balance sheet exposure to credit risk	1,965,589	(290,258)	1,675,331	1,847,288	(245,628)	1,601,660
Total off-balance sheet	893,246	—	893,246	874,751	—	874,751
– financial and other guarantees	95,967	—	95,967	94,810	—	94,810
– loan and other credit-related commitments	797,279	—	797,279	779,941	—	779,941
At 31 Dec	2,858,835	(290,258)	2,568,577	2,722,039	(245,628)	2,476,411

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2019	2018
	Footnotes	$m	$m
Unamortised balance at 1 Jan		86	106
Deferral on new transactions		145	161
Recognised in the income statement during the year:		(154)	(158)
– amortisation		(80)	(96)
– subsequent to unobservable inputs becoming observable		(3)	(2)
– maturity, termination or offsetting derivative		(71)	(60)
Exchange differences		1	(4)
Other		(5)	(19)
Unamortised balance at 31 Dec	1	73	86

1	This amount is yet to be recognised in the consolidated income statement.

Disclosure of detailed information about hedged items

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	90,617		1,859		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,304	(7)	Net income from financial instruments held for trading or managed on a fair value basis
	153		4		Loans and advances to banks	5
	1,897		12		Loans and advances to customers	24
		15,206		797	Debt securities in issue	(1,011)
		3,009		39	Deposits by banks	202
At 31 Dec 2019	92,667	18,215	1,875	836		1,524	(7)

HSBC hedged item by hedged risk (continued)
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	93,469		231		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(425)	(37)	Net income from financial instruments held for trading or managed on a fair value basis
	1,455		(6)		Loans and advances to customers	(4)
		14,171		(155)	Debt securities in issue	124
		4,780		45	Deposits by banks	(15)
At 31 Dec 2018	94,924	18,951	225	(110)		(320)	(37)

1	Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $482m for FVOCI and assets of $2m for debt issued.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	36,769	1,406	183	Derivatives	1,704
At 31 Dec 2019	36,769	1,406	183		1,704

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		38,126		1,088	Debt securities in issue	(1,697)	7	Net income from financial instruments held for trading or managed on a fair value basis
At 31 Dec 2019	—	38,126	—	1,088		(1,697)	7

1	Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $71m for debt issued.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2019	(26)	(182)
Fair value gains/(losses)	193	341
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	99	(371)
Income taxes	(53)	4
Others	(9)	3
Cash flow hedging reserve at 31 Dec 2019	204	(205)

Cash flow hedging reserve at 1 Jan 2018	(40)	(187)
Fair value gains/(losses)	(67)	(200)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that has affected profit or loss	90	227
Income taxes	(11)	(13)
Others	2	(9)
Cash flow hedging reserve at 31 Dec 2018	(26)	(182)

Disclosure of hedging instruments impacted by IBOR reform
Ibor reform are not significant and have not been presented below:

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	20,378	4,533	41,274	13,435	79,620	43,133	122,753
Cash flow hedges	5,724	6,594	15,750	15,979	44,047	10,206	54,253
At 31 Dec 2019	26,102	11,127	57,024	29,414	123,667	53,339	177,006

1
The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	3,928	5,222	24,500	3,119	36,769	—	36,769
Cash flow hedges	—	—	—	—	—	—	—
At 31 Dec 2019	3,928	5,222	24,500	3,119	36,769	—	36,769